Tax provision (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Income Tax [Abstract]
Major components of income tax
The major components of income tax included in comprehensive earnings are as follows:

		Currency remeasurement
	2021	2020
Earnings:
Current tax	$(977)	$(134)
Deferred tax	26	(68)
Tax provision on earnings	$(951)	$(202)

Other comprehensive earnings:
Deferred tax (provision) recovery on retirement benefit actuarial gain (loss)	$(52)	$2
Tax provision on comprehensive earnings	$(1,003)	$(200)

Income tax rate reconciliation
The tax provision differs from the amount that would have resulted from applying the B.C. statutory income tax rate to earnings before tax is as follows:

		Currency remeasurement
	2021	2020
Income tax expense at statutory rate of 27%	$(1,052)	$(213)
Non-taxable amounts	(4)	(5)
Rate differentials between jurisdictions and on specified activities	116	21
Other	(11)	(5)
Tax provision	$(951)	$(202)

Deferred income tax liabilities and assets
Deferred income tax liabilities (assets) are made up of the following components:

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Property, plant, equipment and intangibles	$781	$347	$309
Reforestation and decommissioning obligations	(30)	(28)	(26)
Employee benefits	(64)	(87)	(67)
Export duty deposits	44	46	15
Tax loss carry-forwards[1]	(10)	(14)	(41)
Other	(17)	(9)	(3)
	$704	$255	$187

Represented by:
Deferred income tax assets	$(8)	$(9)	$(8)
Deferred income tax liabilities	712	264	195
	$704	$255	$187
1.Includes $68 million for net operating loss carry-forwards in various jurisdictions and $409 million for U.S. state net operating loss carry-forwards. A portion of these losses expire over various periods starting in 2022. Deferred tax assets for net operating losses and other carry-forward attributes totaling $75 million have not be recognized as at December 31, 2021.